SHARE-BASED COMPENSATION - Share-Based Compensation Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Commercial agreements with suppliers	€ 4,260	€ 4,813	€ 4,563
Total share-based compensation expense	27,546	23,968	29,939
Equity incentive plans and other share-based awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	16,748	18,280	15,154
Broad-based employee share ownership plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ 6,538	€ 875	€ 10,222